Cover	Mar. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	0-24206
Entity Registrant Name	Penn National Gaming, Inc.
Entity Central Index Key	0000921738
Entity Tax Identification Number	23-2234473
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	825 Berkshire Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Wyomissing
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	610
Local Phone Number	373-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false